Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

18.  Related Party Transactions

Transactions with the Company's representative director

Mr. Eguchi is the guarantor with respect to some of the Company’s borrowings. See Note 6, Borrowings for more detail.

Transactions with the Company’s director

Akira Nojima, Parent’s independent director, is the sole owner of Kabushiki Kaisha No Track.

As of December 31, 2023 and 2022, the outstanding accrued expenses to Kabushiki Kaisha No Track are nil and ¥110 thousand (included in accrued expenses), respectively. The Company paid annual consulting fees of ¥150 thousand, ¥600 thousand and ¥600 thousand (included in selling, general and administrative expenses), respectively, to Kabushiki Kaisha No Track, in the years ended December 31, 2023, 2022 and 2021.

Tomoya Ogawa, Parent's independent director and the shareholder of the Company (holds 0.58% of common stock as of December 31, 2023, 2022 and 2021), is the sole owner of Kabushiki Kaisha LTW.

As of December 31, 2023 and 2022, the outstanding accrued expenses to Kabushiki Kaisha LTW are nil and ¥330 thousand (included in accrued expenses), respectively. The Company paid consulting fees of ¥1,200 thousand, ¥3,000 thousand and ¥3,000 thousand (included in selling, general and administrative expenses) to Kabushiki Kaisha LTW, in the years ended December 31, 2023, 2022 and 2021, respectively.

Kazuyoshi Takahashi, the representative director of ZACC and the shareholder of ZACC is the guarantor with respect to some of the Company’s borrowings. See Note 6, “Borrowings” for more detail.

Transactions with the Company's corporate auditor

Osamu Sato, Parent's corporate auditor and the shareholder of Parent (holds 0.36% of common stock as of December 31, 2023, 2022 and 2021), is a part-time employee of Ebis 20 Co., Ltd.

As of December 31, 2023 and 2022, the outstanding accrued expenses to Ebis 20 Co., Ltd were nil and ¥110 thousand (included in accrued expenses), respectively. The Company paid annual consulting fees of ¥400 thousand, ¥1,200 thousand and ¥1,200 thousand (included in selling, general and administrative expenses), respectively, to Ebis 20 Co., Ltd in the years ended December 31, 2023, 2022 and 2021.

Transactions with COZY LLC

On January 20, 2023, the Company’s CEO and major shareholder Koji Eguchi’s 100% funded joint venture COZY LLC (“COZY”) implemented a stock repurchase program based on the US SEC Rule 10b5-1 through a US investment bank. Under this plan, COZY can purchase up to 50 million yen of the company’s American Depositary Shares (ADS). This plan was approved by the Company’s board of directors on January 18, 2023. During the period from January to March 2023, COZY has repurchased the Company’s 22,543 shares.